Fees Summary	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 999,230,000.00
Previously Paid Amount	0.00
Total Fee Amount	137,993.66
Total Offset Amount	0.00
Net Fee	137,993.66
Narrative - Max Aggregate Offering Price	$ 999,230,000.00
Final Prospectus	true